Convertible loans - Schedule of Key Inputs (Details) $ in Thousands	Dec. 31, 2021 $ / shares period	Apr. 23, 2021 $ / shares period	Dec. 31, 2020 $ / shares period	May 19, 2020 USD ($)	Apr. 24, 2020 USD ($)
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 65,000	$ 65,000
Disbursement upon completion of IPO | Derivatives [member] | Written put options (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	24.70		24.70
Disbursement upon completion of IPO | Derivatives [member] | Forced Conversion Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	67.93		67.93
Disbursement upon completion of IPO | Derivatives [member] | Share Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	20.20		32.01
Disbursement upon completion of IPO | Derivatives [member] | Risk Free, Interest Rate [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.010		0.003
Disbursement upon completion of IPO | Derivatives [member] | Expected Volatility [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.77		0.90
Disbursement upon completion of IPO | Derivatives [member] | Expected Term [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	40		52
Disbursement upon completion of IPO | Derivatives [member] | Dividend Yield [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0		0
Disbursement upon completion of IPO | Derivatives [member] | Recovery Rate [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.05		0.05
Disbursement upon completion of IPO | Derivatives [member] | Implied Bond Yield [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.088		0.133
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000
Disbursement upon receipt of regulatory approval for Lonca | Written put options (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	28.07	28.50
Disbursement upon receipt of regulatory approval for Lonca | Forced Conversion Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	77.19	78.38
Disbursement upon receipt of regulatory approval for Lonca | Share Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	20.20	23.25
Disbursement upon receipt of regulatory approval for Lonca | Risk Free, Interest Rate [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.010	0.006
Disbursement upon receipt of regulatory approval for Lonca | Expected Volatility [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.77	0.75
Disbursement upon receipt of regulatory approval for Lonca | Expected Term [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	40	48
Disbursement upon receipt of regulatory approval for Lonca | Dividend Yield [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0	0
Disbursement upon receipt of regulatory approval for Lonca | Recovery Rate [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.05	0.05
Disbursement upon receipt of regulatory approval for Lonca | Implied Bond Yield [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.088	0.063
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Written put options (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		28.50	28.50
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Forced Conversion Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		78.38	78.38
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Share Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		24.85	32.01
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Risk Free, Interest Rate [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.006	0.003
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Expected Volatility [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.90	0.90
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Expected Term [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		1	5
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Dividend Yield [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0	0
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Recovery Rate [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05	0.05
Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member] | Implied Bond Yield [Member]
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.077	0.074
Gross carrying amount [member] | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings					65,000
Gross carrying amount [member] | Disbursement upon completion of IPO | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					27,797
Gross carrying amount [member] | Disbursement upon completion of IPO | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					37,203
Gross carrying amount [member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings					68,526
Gross carrying amount [member] | Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					18,158
Gross carrying amount [member] | Disbursement upon receipt of regulatory approval for Lonca | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					50,368
Deferred Financing Costs [Member] | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings					3,673
Deferred Financing Costs [Member] | Disbursement upon completion of IPO | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					1,571
Deferred Financing Costs [Member] | Disbursement upon completion of IPO | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					2,102
Deferred Financing Costs [Member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings					557
Deferred Financing Costs [Member] | Disbursement upon receipt of regulatory approval for Lonca | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					148
Deferred Financing Costs [Member] | Disbursement upon receipt of regulatory approval for Lonca | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					409
Net Carrying Amount [Member] | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings					61,327
Net Carrying Amount [Member] | Disbursement upon completion of IPO | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					26,226
Net Carrying Amount [Member] | Disbursement upon completion of IPO | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					35,101
Net Carrying Amount [Member] | Disbursement upon receipt of regulatory approval for Lonca | Residual Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 49,959